UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


LARGE CAP CORE EQUITY                                                   Value
FUND                                                   Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.6%)

AEROSPACE & DEFENSE (2.1%)
  United Technologies                                   90,900        $   4,609
                                                                      ---------
AIR CONDITIONING AND HEATING (0.5%)
  American Standard                                     25,000            1,107
                                                                      ---------
AIR TRANSPORTATION (2.8%)
  FedEx                                                 53,000            4,457
  Southwest Airlines                                   122,000            1,731
                                                                      ---------
                                                                          6,188
                                                                      ---------
AUTOMOTIVE (1.2%)
  Harley-Davidson                                       31,000            1,649
  Paccar                                                13,000              939
                                                                      ---------
                                                                          2,588
                                                                      ---------
BANKS (7.1%)
  Bank of America                                      108,172            4,716
  JPMorgan Chase                                        38,650            1,358
  Mellon Financial                                      79,000            2,406
  National City                                         83,500            3,082
  Wachovia                                              85,245            4,295
                                                                      ---------
                                                                         15,857
                                                                      ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.4%)
  Comcast*                                              34,000            1,045
  Omnicom Group                                         23,000            1,952
                                                                      ---------
                                                                          2,997
                                                                      ---------
BUSINESS SERVICES (0.5%)
  eBay*                                                 26,000            1,086
                                                                      ---------
COMPUTERS & SERVICES (10.0%)
  Adobe Systems                                         76,000            2,253
  Affiliated Computer
  Services, Cl A*                                       22,000            1,099
  Cisco Systems*                                       228,200            4,370
  Dell*                                                117,000            4,735
  EMC Corp/Massachusetts*                               87,000            1,191
  International Business
  Machines                                              25,000            2,086
  Microsoft                                            209,700            5,370
  Oracle*                                               94,000            1,277
                                                                      ---------
                                                                         22,381
                                                                      ---------
COSMETICS & TOILETRIES (2.3%)
  Colgate-Palmolive                                     52,800            2,795
  Proctor & Gamble                                      44,500            2,476
                                                                      ---------
                                                                          5,271
                                                                      ---------


LARGE CAP CORE EQUITY                                                   Value
FUND                                                   Shares           (000)
--------------------------------------------------------------------------------
DATA PROCESSING (0.7%)
  Automatic Data Processing                             34,000        $   1,510
                                                                      ---------
ELECTRICAL SERVICES (1.5%)
  Dominion Resources                                    45,000            3,324
                                                                      ---------
ELECTRONICS MANUFACTURING (2.0%)
  Emerson Electric                                      70,000            4,606
                                                                      ---------
FINANCIAL SERVICES (6.6%)
  Citigroup                                            130,800            5,690
  Fannie Mae                                            20,100            1,122
  Goldman Sachs Group                                   46,500            4,998
  MBNA                                                 124,000            3,120
                                                                      ---------
                                                                         14,930
                                                                      ---------
FOOD, BEVERAGE & TOBACCO (4.5%)
  Coca-Cola                                             41,000            1,794
  General Mills                                         50,000            2,370
  PepsiCo                                               79,900            4,357
  WM Wrigley Jr                                         24,000            1,707
                                                                      ---------
                                                                         10,228
                                                                      ---------
GAS/NATURAL GAS (2.1%)
  KeySpan                                               94,000            3,825
  Praxair                                               20,000              988
                                                                      ---------
                                                                          4,813
                                                                      ---------
HEALTH CARE (7.6%)
  Eli Lilly                                             25,000            1,408
  Johnson & Johnson                                     76,000            4,861
  Manor Care                                            36,000            1,367
  Medtronic                                             18,000              971
  Stryker                                               47,000            2,542
  WellPoint*                                            84,000            5,942
                                                                      ---------
                                                                         17,091
                                                                      ---------
INSURANCE (3.1%)
  Allstate                                             103,000            6,310
  Lincoln National                                      15,675              757
                                                                      ---------
                                                                          7,067
                                                                      ---------
MACHINERY (1.2%)
  Fortune Brands                                        16,000            1,513
  Ingersoll-Rand, Cl A                                  15,000            1,172
                                                                      ---------
                                                                          2,685
                                                                      ---------
MANUFACTURING (3.2%)
  General Electric                                     211,049            7,281
                                                                      ---------
MEDICAL PRODUCTS & SERVICES (1.0%)
  Becton Dickinson                                      40,000            2,215
                                                                      ---------
METALS (1.1%)
  Alcoa                                                 89,000            2,496
                                                                      ---------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


LARGE CAP CORE EQUITY                                                   Value
FUND                                                   Shares           (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (9.5%)
  BJ Services                                           19,000        $   1,159
  ConocoPhillips                                        94,000            5,884
  Devon Energy                                          22,000            1,234
  Exxon Mobil                                          116,484            6,843
  Marathon Oil                                          40,000            2,334
  Schlumberger                                          47,000            3,936
                                                                      ---------
                                                                         21,390
                                                                      ---------
PHARMACEUTICALS (5.9%)
  Abbott Laboratories                                   30,000            1,399
  Amgen*                                                69,000            5,503
  Bristol-Myers Squibb                                  80,000            1,998
  Pfizer                                               163,400            4,330
                                                                      ---------
                                                                         13,230
                                                                      ---------
PRECIOUS METALS (1.2%)
  Newmont Mining                                        71,000            2,666
                                                                      ---------
PRINTING & PUBLISHING (0.4%)
  Gannett                                               13,000              949
                                                                      ---------
RAILROADS (0.6%)
  Burlington Northern Santa Fe                          24,000            1,302
                                                                      ---------
RETAIL (9.8%)
  Best Buy                                              50,000            3,830
  Home Depot                                           113,200            4,925
  Nordstrom                                            126,000            4,663
  Wal-Mart Stores                                       92,900            4,585
  Walgreen                                              85,000            4,068
                                                                      ---------
                                                                         22,071
                                                                      ---------
SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
  Applied Materials*                                    67,000            1,237
  Intel                                                164,000            4,451
                                                                      ---------
                                                                          5,688
                                                                      ---------
TELEPHONES & TELECOMMUNICATIONS (4 7%)
  Alltel                                                55,000            3,658
  Nextel Communications*                                23,000              800
  Nokia ADR                                             74,000            1,180
  Qualcomm                                              39,000            1,540
  Verizon Communications                                96,962            3,319
                                                                      ---------
                                                                         10,497
                                                                      ---------


LARGE CAP CORE EQUITY                                Shares/Face        Value
FUND                                                Amount (000)        (000)
--------------------------------------------------------------------------------
WHOLESALE (0.5%)
  Sysco                                                 33,000        $   1,190
                                                                      ---------
TOTAL COMMON STOCK
  (Cost $185,286)                                                       219,313
                                                                      ---------

FOREIGN STOCK (1.6%)
ENTERTAINMENT (1.0%)
  News, Cl B                                           130,000            2,254
                                                                      ---------
PHARMACEUTICALS (0.6%)
  Teva Pharmaceutical
  Industries ADR                                        41,000            1,288
                                                                      ---------
TOTAL FOREIGN STOCK
  (Cost $3,723)                                                           3,542
                                                                      ---------
MONEY MARKET (0.0%)
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A
  (Cost $85)                                            84,548               85
                                                                      ---------
REPURCHASE AGREEMENT (0.8%)
  Merrill Lynch,
  3.000%, dated 07/29/05, to be repurchased
  on 08/01/05, repurchase price $1,859,985
  (collateralized by various FHLMC/FNMA obligations,
  ranging in par value $22,000-$35,152,655,
  2.660%-7.500%, 08/01/12-04/25/34, with a total
  market value of $1,896,711)
  (Cost $1,859)                                       $  1,859            1,859
                                                                      ---------
TOTAL INVESTMENTS (100.0%)
  (Cost $190,953)+                                                    $ 224,799
                                                                      =========

PERCENTAGES ARE BASED ON NET ASSETS OF $224,861,750.

* NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

+AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $190,953,350
 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $40,394,975 AND ($6,548,923) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                                        Value
MID CAP VALUE FUND                                     Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCK (89.0%)

Agriculture (3.2%)
  Bunge                                                 55,400        $   3,401
                                                                      ---------
Apparel/Textiles (1.0%)
  Liz Claiborne                                         26,000            1,082
                                                                      ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.8%)
  EW Scripps                                            57,900            2,926
                                                                      ---------
BUILDING & CONSTRUCTION (1.1%)
  Chicago Bridge & Iron -  New York Shares              40,000            1,118
  Fleetwood Enterprises*                                10,800              123
                                                                      ---------
                                                                          1,241
                                                                      ---------
CABLE TELEVISION (2.3%)
  Shaw Communications, Cl B                            120,800            2,507
                                                                      ---------
CHEMICALS (4.0%)
  Agrium                                               146,000            3,339
  Nova Chemicals                                        26,200              917
                                                                      ---------
                                                                          4,256
                                                                      ---------
CONSUMER NON-DURABLES (3.7%)
  International Flavors &
  Fragrances                                           102,900            3,902
                                                                      ---------
ELECTRIC UTILITIES (4.1%)
  Constellation Energy
  Group                                                 37,500            2,258
  Puget Energy                                          22,600              528
  SCANA                                                 39,000            1,639
                                                                      ---------
                                                                          4,425
                                                                      ---------
FINANCIAL SERVICES (1.3%)
  eFunds*                                               74,800            1,366
                                                                      ---------
FOOD, BEVERAGE & TOBACCO (3.1%)
  Coca-Cola Enterprises                                 46,200            1,086
  JM Smucker                                            46,800            2,226
                                                                      ---------
                                                                          3,312
                                                                      ---------
HEALTH CARE (17.1%)
  Accredo Health*                                       21,100              955
  Endo Pharmaceuticals
  Holdings*                                             73,250            2,085
  Gentiva Health Services*                              38,000              733
  Health Net*                                           36,700            1,424
  Hospira*                                              91,800            3,511
  Laboratory Corp of
  America Holdings*                                     23,100            1,171
  Medco Health Solutions*                               42,900            2,078
  Medimmune*                                           112,400            3,193
  Quest Diagnostics                                     13,000              667
  WellChoice*                                           35,000            2,310
                                                                      ---------
                                                                         18,127
                                                                      ---------


                                                                        Value
MID CAP VALUE FUND                                     Shares           (000)
--------------------------------------------------------------------------------
INSURANCE (9.4%)
  Arch Capital Group*                                   79,200        $   3,643
  Montpelier Re Holdings                                22,000              790
  Unitrin                                               63,700            3,392
  UnumProvident                                         27,700              531
  Willis Group Holdings                                 48,800            1,618
                                                                      ---------
                                                                          9,974
                                                                      ---------
LABORATORY EQUIPMENT (1.6%)
  Thermo Electron*                                      58,400            1,744
                                                                      ---------
MEDIA (1.5%)
  Gemstar-TV Guide
  International*                                       512,500            1,578
                                                                      ---------
OIL & GAS SERVICES (4.1%)
  Input/Output*                                        127,100              920
  Newpark Resources*                                   396,800            3,357
                                                                      ---------
                                                                          4,277
                                                                      ---------
PAPER & PAPER PRODUCTS (1.7%)
  Longview Fibre                                        26,700              598
  MeadWestvaco                                          30,100              879
  Schweitzer-Mauduit
  International                                         14,000              366
                                                                      ---------
                                                                          1,843
                                                                      ---------
PETROLEUM & FUEL PRODUCTS (12.2%)
  BJ Services                                           19,500            1,189
  Delta Petroleum*                                     188,600            3,314
  EnCana                                                58,296            2,411
  Premcor                                               34,700            2,659
  Remington Oil & Gas*                                  76,500            3,015
  Transocean*                                            6,300              355
                                                                      ---------
                                                                         12,943
                                                                      ---------
PETROLEUM EXPLORATION (0.5%)
  SEACOR Holdings*                                       8,600              570
                                                                      ---------
RAILROADS (2.2%)
  Kansas City Southern*                                 62,500            1,410
  Trinity Industries                                    25,300              937
                                                                      ---------
                                                                          2,347
                                                                      ---------
REAL ESTATE (0.2%)
  MI Developments, Cl A                                  5,150              170
                                                                      ---------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
  Archstone-Smith Trust                                 25,000            1,063
                                                                      ---------
RETAIL (5.9%)
  Blockbuster, Cl A                                    187,480            1,625
  Neiman-Marcus Group                                   12,600            1,237
  Office Depot*                                         50,800            1,442
  Saks                                                  14,000              297
  Triarc, Cl A                                          94,600            1,635
                                                                      ---------
                                                                          6,236
                                                                      ---------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                     Shares/Face        Value
MID CAP VALUE FUND                                  Amount (000)        (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (2 3%)
  CommScope*                                            81,900        $   1,383
  MCI                                                   40,600            1,036
                                                                      ---------
                                                                          2,419
                                                                      ---------
TRANSPORTATION SERVICES (2.7%)
  Gulfmark Offshore*                                    19,600              540
  Laidlaw International*                                54,000            1,388
  Sirva*                                                90,250              960
                                                                      ---------
                                                                          2,888
                                                                      ---------
TOTAL COMMON STOCK
  (Cost $71,007)                                                         94,597
                                                                      ---------
MONEY MARKETS (1.5%)
  SEI Daily Income Trust,
    Government Fund, Cl A                            1,190,985            1,191
  SEI Daily Income Trust,
    Prime Obligation Fund, Cl A                        436,464              436
                                                                      ---------
TOTAL MONEY MARKETS
  (Cost $1,627)                                                           1,627
                                                                      ---------
REPURCHASE AGREEMENT (8.6%)
  Merrill Lynch,
  3.000%, dated 07/29/05, to be repurchased
  on 08/01/05, repurchase price $9,123,312
  (collateralized by various FHLMC/FNMA/GNMA
  obligations, ranging in par value $87,085-
  $15,554,000, 0.000%-6.000%,  02/15/16-03/15/34,
  with a total market value of $9,303,453)
  (Cost $9,121)                                       $  9,121            9,121
                                                                      ---------
TOTAL INVESTMENTS (99.1%)
  (Cost $81,755)+                                                     $ 105,345
                                                                      =========
PERCENTAGES ARE BASED ON NET ASSETS OF $106,318,233.

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

+AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $81,754,783
 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,980,493 AND ($2,390,399) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                        Face
INTERMEDIATE-TERM BOND                                 Amount           Value
FUND                                                    (000)           (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (32.5%)
AUTOMOTIVE (2.8%)
  DaimlerChrysler
    4.050%, 06/04/08                                  $  5,000        $   4,897
                                                                      ---------
CHEMICALS (1.8%)
  Dow Chemical
    5.750%, 12/15/08                                     3,000            3,106
                                                                      ---------
COMPUTERS - HARDWARE (1.7%)
  Hewlett-Packard
    3.625%, 03/15/08                                     3,000            2,934
                                                                      ---------
ENTERTAINMENT (1.1%)
  Walt Disney, MTN
    5.500%, 12/29/06                                     2,000            2,021
                                                                      ---------
FINANCIAL SERVICES (9.7%)
  CIT Group, MTN
    4.750%, 12/15/10                                     3,000            2,975
  General Electric
   Capital, Ser A, MTN
    4.250%, 01/15/08                                     5,000            4,978
  Household Finance
    4.125%, 12/15/08                                     3,000            2,950
  John Deere Capital
    4.500%, 08/22/07                                     3,000            3,000
  Lehman Brothers Holdings
    4.000%, 01/22/08                                     3,000            2,968
                                                                      ---------
                                                                         16,871
                                                                      ---------
FOOD, BEVERAGE & TOBACCO (1.8%)
  Coca-Cola Enterprises
    6.125%, 08/15/11                                     3,000            3,211
                                                                      ---------
INSURANCE (2.4%)
  Lion Connecticut Holding
    7.125%, 08/15/06                                     4,000            4,113
                                                                      ---------
METALS (2.4%)
  Alcoa
    4.250%, 08/15/07                                     4,210            4,199
                                                                      ---------
PETROLEUM REFINING (2.9%)
  Marathon Oil
    5.375%, 06/01/07                                     5,000            5,072
                                                                      ---------
PHARMACEUTICALS (1.7%)
  Abbott Laboratories
    3.500%, 02/17/09                                     3,000            2,908
                                                                      ---------
SPECIALTY MACHINERY (2.4%)
  Honeywell
    7.000%, 03/15/07                                     4,080            4,248
                                                                      ---------


                                                        Face
INTERMEDIATE-TERM BOND                                 Amount           Value
FUND                                                    (000)           (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (1 8%)
  SBC Communications
    6.125%, 02/15/08                                  $  3,000        $   3,102
                                                                      ---------
TOTAL CORPORATE OBLIGATIONS
  (Cost $57,316)                                                         56,682
                                                                      ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS (33.1%)
FHLMC (17.2%)
    5.750%, 03/15/09                                    10,000           10,463
    5.125%, 10/15/08                                     7,000            7,165
    4.250%, 07/15/09                                    10,000            9,954
    3.600%, 05/22/08                                     2,500            2,454
                                                                      ---------
                                                                         30,036
                                                                      ---------
FNMA (15.3%)
    7.000%, 05/01/11                                        70               74
    5.750%, 02/15/08                                     5,000            5,179
    5.250%, 01/15/09                                     7,000            7,207
    4.250%, 05/15/09                                     5,000            4,980
    3.300%, 06/02/09                                     5,000            4,810
    3.250%, 08/15/08                                     2,500            2,426
    2.875%, 05/19/08                                     2,000            1,926
                                                                      ---------
                                                                         26,602
                                                                      ---------
FNMA, MTN (0.6%)
    6.875%, 09/10/12                                     1,000            1,048
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $58,700)                                                         57,686
                                                                      ---------

U.S. TREASURY OBLIGATIONS (31.3%)
 U.S. Treasury Notes
    6.500%, 10/15/06                                     5,000            5,149
    5.750%, 08/15/10                                     8,000            8,579
    5.625%, 05/15/08                                    10,000           10,410
    5.000%, 08/15/11                                    10,000           10,447
    4.375%, 08/15/12                                    10,000           10,137
    3.875%, 02/15/13                                    10,000            9,783
                                                                      ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $54,861)                                                         54,505
                                                                      ---------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                        Face
INTERMEDIATE-TERM BOND                                 Amount           Value
FUND                                                   (000)            (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.9%)
  Merrill Lynch,
  3.000%, dated 07/29/05, to be repurchased
  on 08/01/05, repurchase price $3,376,203
  (collateralized by various FNMA/FHLMC
  obligations, ranging in par value
  $220,227-$33,550,000 0.000%-6.000%,
  01/01/09-11/15/32, with a total market
  value of $3,442,866)
  (Cost $3,375)                                       $  3,375        $   3,375
                                                                      ---------

TOTAL INVESTMENTS (98.8%)
  (Cost $174,252)+                                                    $ 172,248
                                                                      =========


PERCENTAGES ARE BASED ON NET ASSETS OF $174,223,373.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

+AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $174,251,711
 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $501,072 AND
 ($2,504,572) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                        Face
                                                       Amount           Value
GEORGIA MUNICIPAL BOND FUND                             (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%)
Atlanta, Metropolitan Atlanta
  Rapid Transit Authority,
  Sales Tax Revenue, Ser A, RB,
  MBIA
    5.500%, 07/01/14                                  $    200        $     209
Atlanta, Metropolitan Atlanta
  Rapid Transit Authority,
  Sales Tax Revenue, Ser B, RB, MBIA
    5.100%, 07/01/14                                       500              534
    5.100%, 07/01/15                                       750              800
Atlanta, Water & Sewer
  Authority, RB, ETM
    6.000%, 01/01/11                                       250              282
Atlanta, Water & Waste Water
  Authority, Ser A, RB, FGIC,
  Pre-Refunded @ 101 (A)
    5.000%, 11/01/38                                       960            1,033
Augusta, Water & Sewer Revenue,
  RB, FSA
    5.250%, 10/01/13                                       250              277
Austell, Gas Authority, RB
    5.100%, 06/01/09                                       300              317
Bibb County, Development
  Authority, Wesleyan College
  Project, RB, AMBAC
    4.700%, 10/01/11                                       300              318
Bulloch County, Development
  Authority, Georgia Southern
  University Project, RB, AMBAC
    5.000%, 08/01/16                                       500              536
Burke County, Development
  Authority of Pollution
  Control, Vogtle Project, RB
    4.450%, 01/01/32                                       500              517
Carroll County, Water & Sewer
  Authority, RB, AMBAC
    5.000%, 07/01/12                                       500              534
Central Valdosta, Development
  Authority, RB
    2.750%, 06/01/09                                       500              489
Cherokee County, School
  District, GO
    5.250%, 08/01/16                                     1,200            1,314
    5.000%, 08/01/08                                       400              422
    5.000%, 02/01/12                                       685              745
Cherokee County, Water & Sewer
  Authority, RB, FSA
    4.500%, 08/01/13                                       500              528
Clayton County, Hospital
  Authority, Southern Regional
  Medical Center Project, RB,
  MBIA
    5.250%, 08/01/11                                       300              332


                                                        Face
                                                       Amount           Value
GEORGIA MUNICIPAL BOND FUND                             (000)           (000)
--------------------------------------------------------------------------------
Clayton County, Water Authority, RB
    5.250%, 05/01/15                                  $  1,500        $   1,670
    4.500%, 05/01/10                                       280              295
Cobb County, GO
    5.000%, 01/01/13                                     1,000            1,095
Cobb County, Hospital Authority,
  Anticipation Certificates,
  Ser B, RB
    4.300%, 04/01/10                                       275              284
Cobb County, Hospital Authority,
  Anticipation Certificates,
  Ser R, RB
    5.250%, 04/01/15                                       700              780
Cobb County, Water Authority, RB
    5.125%, 11/01/19                                     1,000            1,095
Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB
    5.000%, 01/01/15                                     1,000            1,091
Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB,
  AMBAC
    5.000%, 10/01/09                                       550              588
Cobb-Marietta, Coliseum &
  Exhibit Hall Authority, RB,
  MBIA
    5.000%, 10/01/10                                       380              417
College Park, Business & Industrial
  Development Authority, Civic Center
  Project, RB, AMBAC
    5.500%, 09/01/11                                       300              331
Columbus, Building Lease Authority,
  Ser A, RB
    5.250%, 01/01/17                                       705              785
    4.125%, 01/01/13                                       500              517
Columbus, Hospital Authority,
  Anticipation Certificates, RB
    5.400%, 06/01/07                                       100              100
Columbus, Water & Sewer Authority,
  RB, FSA
    5.250%, 05/01/09                                     1,000            1,073
De Kalb County, Water & Sewer
  Authority, RB
    4.625%, 10/01/09                                       300              317
    4.625%, 10/01/11                                       200              210
    4.500%, 10/01/10                                       450              475
Douglas County, School
  District, GO
    4.000%, 01/01/09                                       250              257
Douglasville-Douglas County,
  Water & Sewer Authority, RB,
  AMBAC
    5.450%, 06/01/07                                       325              340
Downtown Savannah Authority,
  Stormwater Capital Imports
  Project, RB
    4.600%, 08/01/11                                       600              620

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                        Face
                                                       Amount           Value
GEORGIA MUNICIPAL BOND FUND                             (000)           (000)
--------------------------------------------------------------------------------
Fayette County, Public Facilities
  Authority, Criminal Justice
  Center Project, RB
    5.375%, 06/01/09                                  $    100        $     108
    4.400%, 06/01/13                                       250              262
Fayette County, School District, GO
    4.300%, 03/01/10                                       500              522
Fayette County, Water Authority,
  RB, FSA
    4.400%, 10/01/13                                       275              289
Fayette County, Water Authority,
  Ser A, RB, FGIC
    4.900%, 10/01/07                                       250              260
Floyd County, Water Authority,
  RB, AMBAC
    4.350%, 11/01/12                                       170              176
Forsyth County, GO
    5.200%, 03/01/09                                       300              321
Forsyth County, School District, GO
    5.125%, 07/01/15                                       500              543
    4.250%, 07/01/10                                       375              391
Fulco, Hospital Authority,
  Saint Joseph Hospital,
  Anticipation Certificates,
  RB, Pre-Refunded @ 102 (A)
    5.100%, 10/01/05                                       225              226
Fulton County, Development
  Authority, Technology
  Foundation Facilities
  Project, Ser A, RB
    4.500%, 11/01/10                                       100              106
    4.300%, 11/01/08                                       240              249
Fulton County, Development
  Authority, Technology
  Foundation Facilities
  Project, Ser B, RB, MBIA
    5.000%, 09/01/12                                       250              263
Fulton County, Water & Sewer
  Authority, RB, FGIC
    5.250%, 01/01/10                                       395              421
    5.250%, 01/01/11                                       250              266
    5.250%, 01/01/12                                       300              319
    5.250%, 01/01/13                                       100              106
Gainesville, Water & Sewer
  Authority, RB, FGIC
    5.625%, 11/15/15                                       500              551
Georgia State, Environmental
  Facilities Authority, Water &
  Waste Water Project, RB
    4.700%, 07/01/11                                       500              519
    4.500%, 07/01/09                                       500              517
Georgia State, GO, ETM,  Ser D
    7.400%, 08/01/07                                        15               16
Georgia State, GO, Unrefunded
  Balance, Ser C
    6.500%, 04/01/08                                       400              436


                                                        Face
                                                       Amount           Value
GEORGIA MUNICIPAL BOND FUND                             (000)           (000)
--------------------------------------------------------------------------------
Georgia State, GO, Unrefunded
  Balance, Ser D
    7.400%, 08/01/07                                  $    485       $      527
Georgia State, Municipal
  Electric Authority, Project
  One-Sub-Ser A, RB,
    5.125%, 01/01/11                                       430              445
Georgia State, Municipal
  Electric Authority, Project
  One-Sub-Ser A, RB,
  Pre-Refunded @ 101 (A)
    5.125%, 01/01/11                                        70               73
Georgia State, Municipal Gas
  Authority, Buford Project,
  RB, FSA
    5.600%, 11/01/13                                       300              333
    5.500%, 11/01/11                                       200              221
    4.700%, 11/01/08                                       215              225
Georgia State, Municipal Gas
  Authority, City of Toccoa
  Project, RB, AMBAC
    4.250%, 06/01/09                                       200              207
Georgia State, Private Colleges
  & Universities Authority,
  Emory University Project,
   Ser A, RB
    5.500%, 11/01/09                                     1,000            1,091
    5.000%, 11/01/11                                       300              325
    4.700%, 11/01/11                                       500              525
Georgia State, Private Colleges
  & Universities Authority,
  Mercer University Project,
  Ser A, RB
    4.750%, 10/01/11                                       300              304
    4.450%, 10/01/07                                       300              297
Georgia State, Ser B, GO
    5.000%, 07/01/14                                     1,000            1,075
    5.000%, 05/01/19                                     1,000            1,076
Georgia State, Ser C, GO
    7.250%, 07/01/09                                       150              172
    6.500%, 07/01/07                                       605              646
    6.250%, 08/01/13                                     1,000            1,183
    5.750%, 09/01/09                                       500              549
Georgia State, Ser D, GO
    6.700%, 08/01/09                                     1,000            1,132
    6.300%, 11/01/09                                     1,000            1,123
    5.250%, 08/01/09                                       500              539
    5.250%, 10/01/15                                     1,500            1,690
Georgia State, Ser D, GO,
  Pre-Refunded @ 100 (A)
    5.750%, 10/01/15                                       700              782
Georgia State, Tollway
  Authority, Georgia 400
  Project, RB
    4.500%, 07/01/11                                       250              265
Gwinnett County, School
  District, GO
    6.400%, 02/01/09                                     1,000            1,109
    6.400%, 02/01/10                                       200              227
    5.000%, 02/01/11                                     1,000            1,083
    5.000%, 02/01/14                                       500              546

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
July 31, 2005                                                        (Unaudited)


                                                        Face
                                                       Amount           Value
GEORGIA MUNICIPAL BOND FUND                             (000)           (000)
--------------------------------------------------------------------------------
Gwinnett County, Water & Sewer
  Authority, RB
    5.000%, 08/01/15                                  $    500       $      538
    4.000%, 08/01/13                                     1,000            1,030
Gwinnett County, Water & Sewer
  Authority, Ser B, RB
    4.750%, 08/01/16                                     1,000            1,066
    4.750%, 08/01/17                                     1,000            1,062
Henry County, School District, GO
    5.200%, 08/01/10                                       500              543
Henry County, Water & Sewer
  Authority, RB
    5.125%, 02/01/19                                     1,045            1,141
Houston County, School
  District, Intergovernmental
  Contract, COP
    5.750%, 03/01/09                                       100              101
Lee County, Utilities
  Authority, Water & Sewer
  Project, RB, FSA
    4.700%, 07/01/13                                       500              528
Monroe, Utility Revenue
  Authority, RB, FSA
    4.500%, 12/01/12                                       500              530
Newton County, Hospital
  Authority, Newton Health
  System Project-1999, RB
    5.250%, 02/01/09                                       400              426
Newton County, School District,
  GO, Callable 02/01/13 @ 101
    5.000%, 02/01/15                                     1,000            1,083
Newton County, Water & Sewer
  Authority, RB
    5.000%, 11/01/09                                       320              342
Rome, Water & Sewer Authority,
  RB, AMBAC
    5.250%, 01/01/09                                       500              533
Roswell, GO
    5.500%, 02/01/12                                       770              833
Roswell, GO, Pre-Refunded @ 101 (A)
   5.500%, 02/01/14                                        150              163
Southern Georgia Govermental
  Services, RB, FGIC
    4.000%, 01/01/10                                     1,000            1,030
Tift County, Hospital
  Authority, Ser A, RB
    4.000%, 12/01/12                                       500              511
Upper Oconee, Basin Water
  Authority, RB, FGIC
    4.950%, 07/01/11                                       250              268



                                                                        Value
GEORGIA MUNICIPAL BOND FUND                            Shares           (000)
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $56,444)                                                      $  57,892
                                                                      ---------

MONEY MARKETS (3.2%)
  SEI Tax Exempt Trust,
  Institutional Tax-Free Fund, Cl A                  1,890,528            1,891
  SEI Tax Exempt Trust, Tax-Free
  Fund, Cl A                                             1,229                1
                                                                      ---------
TOTAL MONEY MARKETS
  (Cost $1,892)                                                           1,892
                                                                      ---------

TOTAL INVESTMENTS (99.0%)
  (Cost $58,336)+                                                     $  59,784
                                                                      =========


PERCENTAGES ARE BASED ON NET ASSETS OF $60,414,925

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES

+AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $58,335,963
 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,603,601 AND ($155,383) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.